Segmental reporting - Analysis of results by business (Details) £ in Millions		12 Months Ended
	Apr. 01, 2020 GBP (£)	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 GBP (£) employee
Disclosure of operating segments [line items]
Total income		£ 24,956	£ 21,940	£ 21,766
Operating costs		(14,957)	(14,092)	(13,434)
UK bank levy		(176)	(170)	(299)
Litigation and conduct		(1,597)	(397)	(153)
Operating expenses		(16,730)	(14,659)	(13,886)
Other net (expenses)/income		6	260	23
Profit/(loss) before impairment		8,232	7,541	7,903
Credit impairment (charges)/releases		(1,220)	653	(4,838)
Profit/(loss) before tax		7,012	8,194	3,065
Total assets (£bn)		£ 1,513,699	£ 1,384,285	£ 1,349,500
Number of employees (full time equivalent) | employee		87,400	81,600	83,000
Average number of employees (full time equivalent) | employee		83,900	82,900	81,800
Barclays UK
Disclosure of operating segments [line items]
Increase (decrease) in employees | employee			(10,700)
Operating segments | Barclays UK
Disclosure of operating segments [line items]
Total income		£ 7,259	£ 6,536	£ 6,347
Operating costs		(4,260)	(4,357)	(4,270)
UK bank levy		(26)	(36)	(50)
Litigation and conduct		(41)	(37)	(32)
Operating expenses		(4,327)	(4,430)	(4,352)
Other net (expenses)/income		0	0	18
Profit/(loss) before impairment		2,932	2,106	2,013
Credit impairment (charges)/releases		(286)	365	(1,467)
Profit/(loss) before tax		2,646	2,471	546
Total assets (£bn)		£ 313,200	£ 321,200	£ 289,100
Number of employees (full time equivalent) | employee		6,200	7,100	21,300
Operating segments | Barclays International
Disclosure of operating segments [line items]
Total income		£ 17,867	£ 15,665	£ 15,921
Operating costs		(10,361)	(9,076)	(8,765)
UK bank levy		(133)	(134)	(240)
Litigation and conduct		(1,503)	(345)	(48)
Operating expenses		(11,997)	(9,555)	(9,053)
Other net (expenses)/income		28	40	28
Profit/(loss) before impairment		5,898	6,150	6,896
Credit impairment (charges)/releases		(933)	288	(3,280)
Profit/(loss) before tax		4,965	6,438	3,616
Total assets (£bn)		£ 1,181,300	£ 1,044,100	£ 1,041,800
Number of employees (full time equivalent) | employee		10,900	10,400	10,800
Operating segments | Barclays Partner Finance
Disclosure of operating segments [line items]
Profit/(loss) before tax	£ (5)
Total assets (£bn)	2,200
Profit (loss) from operating activities	£ 19
Head Office
Disclosure of operating segments [line items]
Total income		£ (170)	£ (261)	£ (502)
Operating costs		(336)	(659)	(399)
UK bank levy		(17)	0	(9)
Litigation and conduct		(53)	(15)	(73)
Operating expenses		(406)	(674)	(481)
Other net (expenses)/income		(22)	220	(23)
Profit/(loss) before impairment		(598)	(715)	(1,006)
Credit impairment (charges)/releases		(1)	0	(91)
Profit/(loss) before tax		(599)	(715)	(1,097)
Total assets (£bn)		£ 19,200	£ 19,000	£ 18,600
Number of employees (full time equivalent) | employee		70,300	64,100	50,900
Increase (decrease) in employees | employee			10,700